Capital Stock and Reserves - Private placements (Details) - CAD ($)				12 Months Ended
	Oct. 08, 2025	Feb. 26, 2025	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total cost of issuing shares				$ 13,176,000	$ 1,192,000
Creation of flow-through share premium liability on issuance of flow-through shares		$ 7,203,000	$ 20,000,000	$ 7,203,000	$ 20,000,000
Private placement
Disclosure of classes of share capital [line items]
Gross proceeds			$ 22,750,000
Number of common shares issued			3,418,702
Share price			$ 6.6545
Private placement | Non-brokered private placement
Disclosure of classes of share capital [line items]
Gross proceeds		$ 88,347,000
Number of common shares issued		3,290,000
Share price		$ 14.7
Development flow-through private placement transaction
Disclosure of classes of share capital [line items]
Gross proceeds			$ 100,000,000
Number of common shares issued			12,021,977
Share price			$ 8.3181
National flow through shares | Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of common shares issued		2,230,000
Share price		$ 17.93
Non-brokered private placement
Disclosure of classes of share capital [line items]
Total cost of issuing shares		$ 5,568,000
Bought deal offering
Disclosure of classes of share capital [line items]
Gross proceeds	$ 143,796,000
Number of common shares issued	5,991,500
Share price	$ 24
Total cost of issuing shares	$ 7,608,000